Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Number of operating segments	2
Percentage accounted for major customer	10.00%
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Net sales [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	9.30%	33.00%	33.00%
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Accounts and Bills Receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	12.50%	33.30%	34.20%
Wingtech Group ("Wingtec") [Member] | Net sales [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	10.80%	12.20%	5.52%
Wingtech Group ("Wingtec") [Member] | Accounts and Bills Receivable [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Percentage of combined net sales including discontinued operations	12.40%	13.80%	5.80%